Financial risk management and fair value estimates (Details 3) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 278,449	$ 192,273
Agricultural Business [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	14,500	8,889
Agricultural Business [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,151	2,089
Agricultural Business [Member] | Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,065	6,657
Agricultural Business [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	154	115
Agricultural Business [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	130	28
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,164	5,014
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,151	1,154
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,884	3,823
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15	9
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	114	28
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,594	2,661
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		935
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,577	1,718
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	8
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	934	778
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	933	778
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	776	204
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	776	204
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,032	232
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,895	134
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	137	98
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total